Fair Value Of Financial And Derivative Instruments	3 Months Ended
Mar. 31, 2013
Fair Value Of Financial And Derivative Instruments

9. FAIR VALUE OF FINANCIAL AND DERIVATIVE INSTRUMENTS

Our results of operations and operating cash flows are impacted by changes in market prices for oil, NGLs and natural gas. To mitigate a portion of the exposure to adverse market changes, we enter into oil, NGL and natural gas commodity derivative instruments to establish price floor protection. As such, when commodity prices decline to levels that are less than our average price floor on the settlement dates, we receive payments that supplement our cash flows. Conversely, when commodity prices increase to levels that are above our average price ceiling on the settlement dates, we make payments to our counterparties. We do not enter into these arrangements for speculative trading purposes. As of March 31, 2013, our oil, NGL and natural gas derivative commodity instruments consisted of fixed rate swap contracts, collars, swaptions, puts and three-way collars. We did not designate these instruments as cash flow hedges for accounting purposes. Accordingly, associated unrealized gains and losses are recorded directly as other income or expense on our Consolidated Statements of Operations under the heading Gain (Loss) on Derivatives, Net.

Swap contracts provide a fixed price for a notional amount of sales volumes. Collars contain a fixed floor price (“put”) and ceiling price (“call”). The put options are purchased from the counterparty by our payment of a cash premium. If the put strike price is greater than the market price for a settlement period, then the counterparty pays us an amount equal to the product of the notional quantity multiplied by the excess of the strike price over the market price. The call options are sold to the counterparty, for which we receive a cash premium. If the market price is greater than the call strike price for a settlement period, then we pay the counterparty an amount equal to the product of the notional quantity multiplied by the excess of the market price over the strike price. A three-way collar is a combination of options, a sold call, a purchased put and a sold put. The purchased put establishes a minimum price unless the market price falls below the sold put, at which point the minimum price would be the settlement price plus the difference between the purchased put and the sold put strike price. The sold call establishes a maximum price we will receive for the volumes under contract. Swaption agreements provide options to counterparties to extend swaps into subsequent years.

We enter into the majority of our derivative arrangements with four counterparties and have master netting agreements in place. We present our derivatives as gross assets or liabilities on our Consolidated Balance Sheets and do not offset the values of any contracts that are subject to master netting agreements. We do not obtain collateral to support the derivative agreements, but monitor the financial viability of our counterparties and believe our credit risk is minimal on these transactions. For additional information on the credit risk with regards to our counterparties, see Note 7, Concentrations of Credit Risk, to our Consolidated Financial Statements.

None of our derivatives are designated for hedge accounting but are, to a degree, an economic offset to our oil, natural gas and NGL price exposure. We utilize the mark-to-market accounting method to account for these contracts. We recognize all unrealized and realized gains and losses related to these contracts in the Consolidated Statements of Operations as Gain (Loss) on Derivatives, Net under Other Income (Expense).

We received net payments of $3.7 million and $3.8 million under these commodity derivative instruments during the three-month periods ended March 31, 2013 and 2012, respectively. Unrealized gains and losses associated with our commodity derivative instruments amounted to a loss of $12.2 million and a gain of $3.7 million for the three months ended March 31, 2013 and 2012, respectively.

The following table summarizes the location and amounts of gains and losses on derivative instruments, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the three months ended March 31, 2013 and 2012 ($ in thousands):

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustment	$0	$104	$104	$0	$535	$535
Mark-to-market fair value adjustments	0	(857)	(857)	0	(2,888)	(2,888)
Settlement of contracts(a)	(162)	0	(162)	(212)	0	(212)

Crude Oil Total	(162)	(753)	(915)	(212)	(2,353)	(2,565)

Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustment	0	(2,642)	(2,642)	0	(2,601)	(2,601)
Mark-to-market fair value adjustments	0	(8,690)	(8,690)	0	8,608	8,608
Settlement of contracts(a)	3,691	0	3,691	3,997	0	3,997

Natural Gas Total	3,691	(11,332)	(7,641)	3,997	6,007	10,004

Natural Gas Liquids
Reclassification of settled contracts included in prior periods mark-to-market adjustment	1	(134)	(133)	0	0	0
Mark-to-market fair value adjustments	0	8	8	0	0	0
Settlement of contracts(a)	141	0	141	0	0	0

Natural Gas Liquids Total	142	(126)	16	0	0	0

Gain (Loss) on Derivatives, Net	$3,671	$(12,211)	$(8,540)	$3,785	$3,654	$7,439

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.

Our derivative instruments are recorded on the balance sheet as either an asset or a liability, in either case measured at fair value. The fair value associated with our derivative instruments was a net liability of approximately $2.4 million and a net asset of $9.8 million at March 31, 2013 and December 31, 2012, respectively.

As of March 31, 2013, we had approximately 95.9% and 74.2% of our current oil production on an annualized basis hedged through 2013 and 2014, respectively, approximately 93.8%, 74.8% and 15.7% of our current gas production on an annualized basis hedged through 2013, 2014 and 2015, respectively, and approximately 60.6% and 63.9% of our current NGL production on an annualized basis hedged through 2013 and 2014, respectively. Our open asset/(liability) financial commodity derivative instrument positions at March 31, 2013 consisted of:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2013—Collar	165,000 Bbls	$0	$79.45	$103.00	$0	$(178)
2013—Swap	360,000 Bbls	0	0	0	93.02	(1,322)
2013—Three Way Collar	45,000 Bbls	65.00	85.00	100.00	0	(66)
2014—Three Way Collar	360,000 Bbls	69.00	84.18	104.27	0	(42)
2014—Collar	60,000 Bbls	0	90.00	97.65	0	68
2014—Deferred Put Spread	168,000 Bbls	75.00	90.00	0	0	(201)

	1,158,000 Bbls					$(1,741)

Natural Gas
2013—Swap	6,190,000 Mcf	$0	$0	$0	$3.87	$(1,695)
2013—Three Way Collar	1,890,000 Mcf	3.35	4.17	4.88	0	328
2013—Collar	2,520,000 Mcf	0	4.77	5.68	0	1,823
2013—Put	1,980,000 Mcf	0	5.00	0	0	1,456
2013—Swaption	900,000 Mcf	0	0	0	4.50	(427)
2014—Call	1,800,000 Mcf	0	0	5.00	0	(370)
2014—Three Way Collar	6,000,000 Mcf	3.00	3.95	4.64	0	(278)
2014—Swap	4,740,000 Mcf	0	0	0	3.96	(1,225)
2014—Collar	1,800,000 Mcf	0	3.51	4.43	0	(397)
2015—Three Way Collar	1,800,000 Mcf	3.37	4.15	4.59	0	(178)
2015—Swap	1,200,000 Mcf	0	0	0	4.18	(107)

	30,820,000 Mcf					(1,070)
Natural Gas Liquids
2013—Swap	243,000 Bbls	$0	$0	$0	$57.48	$431
2014—Swap	18,000 Bbls	0	0	0	47.46	(21)

	261,000 Bbls					$410

The combined fair value of derivatives, none of which are designated or qualifying as hedges, included in our Consolidated Balance Sheets as of March 31, 2013 and December 31, 2012 is summarized below ($ in thousands):

	March 31, 2013	December 31, 2012
Short-Term Derivative Assets:
Crude Oil—Collars	$16	$90
Crude Oil—Three Way Collars	9	0
Natural Gas Liquids—Swaps	572	535
Natural Gas—Swaps	406	2,416
Natural Gas—Swaption	0	354
Natural Gas—Three-Way Collars	460	1,021
Natural Gas—Collars	1,823	4,211
Natural Gas—Puts	1,456	3,378

Total Short-Term Derivative Assets	$4,742	$12,005

Long-Term Derivative Assets:
Crude Oil—Collars	$51	$0
Crude Oil—Three Way Collar	26	0
Natural Gas—Swaps	21	239
Natural Gas—Three Way Collar	52	465

Total Long-Term Derivative Assets	$150	$704

Total Derivative Assets	$4,892	$12,709

Short-Term Derivative Liabilities:
Crude Oil—Collars	$(177)	$(307)
Crude Oil—Swaps	(1,322)	(217)
Crude Oil—Three-Way Collars	(85)	(45)
Crude Oil—Deferred Put Spread	(50)	0
Natural Gas Liquids—Swaps	(162)	0
Natural Gas—Three-Way Collars	(202)	(35)
Natural Gas—Collars	(98)	0
Natural Gas—Call	(92)	0
Natural Gas—Swaption	(427)	0
Natural Gas—Swaps	(2,457)	(785)

Total Short-Term Derivative Liabilities	$(5,072)	$(1,389)

Long-Term Derivative Liabilities:
Crude Oil—Three-Way Collars	$(58)	$(509)
Crude Oil—Deferred Put Spread	(151)	0
Natural Gas—Swaps	(997)	(434)
Natural Gas—Three-Way Collars	(438)	(35)
Natural Gas—Call	(278)	(366)
Natural Gas—Collars	(299)	(166)

Total Long-Term Derivative Liabilities	$(2,221)	$(1,510)

Total Derivative Liabilities	$(7,293)	$(2,899)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). We utilize market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. We primarily apply the market approach for recurring fair value measurements and attempt to utilize the best available information. We utilize a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and lowest priority to unobservable inputs (Level 3 measurement). The three levels of fair value hierarchy are as follows:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.

Level 2—Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Our derivatives, which consist primarily of commodity swaps and collars, are valued using commodity market data which is derived by combining raw inputs and quantitative models and processes to generate forward curves. Where observable inputs are available, directly or indirectly, for substantially the full term of the asset or liability, the instrument is categorized in Level 2.

Level 3—Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

During the three months ended March 31, 2013, there were no transfers into or out of Level 1 or Level 2 measurements. The following table presents the fair value hierarchy table for assets and liabilities measured at fair value ($ in thousands):

		Fair Value Measurements at March 31, 2013 Using:
	Total Carrying Value as of March 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives(a)— commodity swaps and collars	$(2,401)	$0	$(2,401)	$0
Future Abandonment Costs	$(25,671)	$0	$0	$(25,671)

(a)	All of our derivatives are classified as Level 2 measurements. For information regarding their classification on our Consolidated Balance Sheets, please refer to the previous tablet.

The value of our oil derivatives are comprised of collar and three way collar contracts for notional barrels of oil at interval New York Mercantile Exchange (“NYMEX”) West Texas Intermediate (“WTI”) oil prices. The fair value of our oil derivatives as of March 31, 2013 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for WTI oil and (iii) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our gas derivatives are comprised of puts, swaps, swaptions, collars and three way collar contracts for notional volumes of gas contracted at NYMEX Henry Hub (“HH”). The fair values attributable to our gas derivative contracts as of March 31, 2013 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for HH gas, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. Our NGL derivatives are comprised of swaps for notional volumes of NGLs contracted at NYMEX Mont Belvieu Propane (“MBP”). The fair values attributable to our NGL derivative contracts as of March 31, 2013 are based on (i) the contracted notional volumes, (ii) independent active NYMEX futures price quotes for MBP, (iii) independent market-quoted forward index prices and (iv) the implied rate of volatility inherent in the contracts. The implied rates of volatility inherent in our contracts were determined based on market-quoted volatility factors. We classify our derivatives as Level 2 if the inputs used in the valuation models are directly observable for substantially the full term of the instrument; however, if the significant inputs were not observable for substantially the full term of the instrument, we would classify those derivatives as Level 3. We categorize our measurements as Level 2 because the valuation of our derivative instruments are based on similar transactions observable in active markets or industry standard models that primarily rely on market observable inputs. Substantially all of the assumptions for industry standard models are observable in active markets throughout the full term of the instruments.

Future Abandonment Cost

We report the fair value of future abandonment costs on a nonrecurring basis in our Consolidated Balance Sheets. We estimate the fair value of future abandonment costs based on discounted cash flow projections using numerous estimates, assumptions and judgments regarding such factors as the existence of a legal obligation for an asset retirement obligation; estimated probabilities, amounts and timing of settlements; estimated plugging costs; the credit-adjusted risk-free rate to be used; and inflation rates. The most significant inputs used in the determination of future abandonment costs are the estimated costs to plug and abandon our wells. Significant changes in the estimated cost to plug and abandon our wells can cause significant changes in the fair value measurement of our future abandonment costs due to the large number of wells that we operate. These inputs are unobservable, and thus result in a Level 3 classification. Refer to Note 3, Future Abandonment Cost, of our Consolidated Financial Statements for further information on future abandonment costs, which include a reconciliation of the beginning and ending balances that represent the entirety of our Level 3 fair value measurements.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	March 31, 2013		December 31, 2012
$ in Thousands	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes due 2020	$250,000	$265,000	$250,000	$249,063
Capital Leases and Other Obligations	3,012	2,892	2,677	2,524

Total	$253,012	$267,892	$252,677	$251,597

The fair value of the Senior Notes uses pricing that is readily available in the public market. Accordingly, the fair value of the Senior Notes would be classified as Level 2 in the fair value hierarchy. The fair value of our capital leases and other obligations are determined using a discounted cash flow approach based on the interest rate and payment terms of the obligations and assumed discount rate. The fair values of the obligations could be significantly influenced by the discount rate assumptions, which is unobservable. Accordingly, the fair value of the capital leases and other obligations would be classified as Level 3 in the fair value hierarchy.

The carrying values of all classes of cash and cash equivalents, accounts receivables and accounts payables are considered to be representative of their respective fair values due to the short-term maturities of those instruments.